Long-Term Debt (Schedule of Fixed Rate Senior Secured Notes) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Apr. 24, 2024	Dec. 31, 2023	Nov. 13, 2023	May 11, 2023	Apr. 26, 2023	Mar. 29, 2023	Dec. 31, 2022	Sep. 08, 2022
Debt Instrument [Line Items]
Total long-term debt	$ 15,401		$ 13,445					$ 11,345
Unamortized discount and debt issuance costs	(155)		(151)					(117)
Less long-term debt, current	(350)							(100)
Long-term debt, less amounts due currently	14,896		13,294					11,128
U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	13,845		13,445
Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 14,401		$ 13,445					$ 11,245
Senior Notes due June 1, 2024 [Member]
Debt Instrument [Line Items]
Interest rate	2.75%		2.75%					2.75%
Senior Notes due June 1, 2024 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 500
Senior Notes due June 1, 2024 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 500					$ 500
Interest rate			2.75%
Senior Notes due April 1, 2025 [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 350
Interest rate	2.95%		2.95%					2.95%
Senior Notes due April 1, 2025 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 350		$ 350
Senior Notes due April 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 350					$ 350
Senior Notes due October 1, 2025 [Member]
Debt Instrument [Line Items]
Interest rate	0.55%		0.55%					0.55%
Senior Notes due October 1, 2025 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 450		$ 450
Senior Notes due October 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 450					$ 450
Senior Notes, Series A, due December 3, 2025 [Member]
Debt Instrument [Line Items]
Interest rate	3.86%		3.86%					3.86%
Senior Notes, Series A, due December 3, 2025 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 174		$ 174
Senior Notes, Series A, due December 3, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 174					$ 174
Senior Notes, Series B, due January 14, 2026 [Member]
Debt Instrument [Line Items]
Interest rate	3.86%		3.86%					3.86%
Senior Notes, Series B, due January 14, 2026 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 38		$ 38
Senior Notes, Series B, due January 14, 2026 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 38					$ 38
Senior Notes, Series C, due May 1, 2026 [Member]
Debt Instrument [Line Items]
Interest rate	5.50%		5.50%					5.50%
Senior Notes, Series C, due May 1, 2026 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 200		$ 200
Senior Notes, Series C, due May 1, 2026 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 200				$ 200
Interest rate			5.50%				5.50%
Senior Notes due May 15, 2028 [Member]
Debt Instrument [Line Items]
Interest rate	4.30%		4.30%					4.30%
Senior Notes due May 15, 2028 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 600		$ 600
Senior Notes due May 15, 2028 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 600		$ 600
Interest rate					4.30%
Senior Notes due November 15, 2028 [Member]
Debt Instrument [Line Items]
Interest rate	3.70%		3.70%					3.70%
Senior Notes due November 15, 2028 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 650		$ 650
Senior Notes due November 15, 2028 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 650					$ 650
Senior Notes due March 15, 2029 [Member]
Debt Instrument [Line Items]
Interest rate	5.75%		5.75%					5.75%
Senior Notes due March 15, 2029 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 318		$ 318
Senior Notes due March 15, 2029 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 318					$ 318
Senior Notes, Series F, due May 1, 2029 [Member]
Debt Instrument [Line Items]
Interest rate	5.00%		5.00%
Senior Notes, Series F, due May 1, 2029 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 100	$ 100
Interest rate		5.00%
Senior Notes due May 15, 2030 [Member]
Debt Instrument [Line Items]
Interest rate	2.75%		2.75%					2.75%
Senior Notes due May 15, 2030 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700		$ 700
Senior Notes due May 15, 2030 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 700					$ 700
Senior Notes, Series D, due May 1, 2031 [Member]
Debt Instrument [Line Items]
Interest rate	5.34%		5.34%					5.34%
Senior Notes, Series D, due May 1, 2031 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 100		$ 100
Senior Notes, Series D, due May 1, 2031 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 100			$ 28	$ 72
Interest rate			5.34%			5.34%	5.34%
Senior Notes due May 1, 2032 [Member]
Debt Instrument [Line Items]
Interest rate	7.00%		7.00%					7.00%
Senior Notes due May 1, 2032 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 494		$ 494
Senior Notes due May 1, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 494					$ 494
Senior Notes due June 1, 2032 [Member]
Debt Instrument [Line Items]
Interest rate	4.15%		4.15%					4.15%
Senior Notes due June 1, 2032 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400		$ 400
Senior Notes due June 1, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 400					$ 400
Senior Notes due September 15, 2032 [Member]
Debt Instrument [Line Items]
Interest rate	4.55%		4.55%					4.55%
Senior Notes due September 15, 2032 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700		$ 700
Senior Notes due September 15, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 700					$ 700
Senior Notes due January 15, 2033 [Member]
Debt Instrument [Line Items]
Interest rate	7.25%		7.25%					7.25%
Senior Notes due January 15, 2033 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 323		$ 323
Senior Notes due January 15, 2033 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 323					$ 323
Senior Notes due November 15, 2033 [Member]
Debt Instrument [Line Items]
Interest rate	5.65%		5.65%					5.65%
Senior Notes due November 15, 2033 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 800		$ 800
Senior Notes due November 15, 2033 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 800	$ 800
Interest rate				5.65%
Senior Notes, Series E, due May 1, 2036 [Member]
Debt Instrument [Line Items]
Interest rate	5.45%		5.45%					5.45%
Senior Notes, Series E, due May 1, 2036 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 100		$ 100
Senior Notes, Series E, due May 1, 2036 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 100			$ 20	$ 80
Interest rate			5.45%			5.45%	5.45%
Senior Notes due September 1, 2038 [Member]
Debt Instrument [Line Items]
Interest rate	7.50%		7.50%					7.50%
Senior Notes due September 1, 2038 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 300		$ 300
Senior Notes due September 1, 2038 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 300					$ 300
Senior Notes due September 30, 2040 [Member]
Debt Instrument [Line Items]
Interest rate	5.25%		5.25%					5.25%
Senior Notes due September 30, 2040 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 475		$ 475
Senior Notes due September 30, 2040 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 475					$ 475
Senior Notes due December 1, 2041 [Member]
Debt Instrument [Line Items]
Interest rate	4.55%		4.55%					4.55%
Senior Notes due December 1, 2041 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400		$ 400
Senior Notes due December 1, 2041 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 400					$ 400
Senior Notes due June 1, 2042 [Member]
Debt Instrument [Line Items]
Interest rate	5.30%		5.30%					5.30%
Senior Notes due June 1, 2042 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 348		$ 348
Senior Notes due June 1, 2042 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 348					$ 348
Senior Notes due April 1, 2045 [Member]
Debt Instrument [Line Items]
Interest rate	3.75%		3.75%					3.75%
Senior Notes due April 1, 2045 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 550		$ 550
Senior Notes due April 1, 2045 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 550					$ 550
Senior Notes due September 30, 2047 [Member]
Debt Instrument [Line Items]
Interest rate	3.80%		3.80%					3.80%
Senior Notes due September 30, 2047 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 325		$ 325
Senior Notes due September 30, 2047 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 325					$ 325
Senior Notes due November 15, 2048 [Member]
Debt Instrument [Line Items]
Interest rate	4.10%		4.10%					4.10%
Senior Notes due November 15, 2048 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 450		$ 450
Senior Notes due November 15, 2048 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 450					$ 450
Senior Notes due June 1, 2049 [Member]
Debt Instrument [Line Items]
Interest rate	3.80%		3.80%					3.80%
Senior Notes due June 1, 2049 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500		$ 500
Senior Notes due June 1, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 500					$ 500
Senior Notes due September 15, 2049 [Member]
Debt Instrument [Line Items]
Interest rate	3.10%		3.10%					3.10%
Senior Notes due September 15, 2049 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700		$ 700
Senior Notes due September 15, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 700					$ 700
Senior Notes due May 15, 2050 [Member]
Debt Instrument [Line Items]
Interest rate	3.70%		3.70%					3.70%
Senior Notes due May 15, 2050 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400		$ 400
Senior Notes due May 15, 2050 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 400					$ 400
Senior Notes Due November 15, 2051 [Member]
Debt Instrument [Line Items]
Interest rate	2.70%		2.70%					2.70%
Senior Notes Due November 15, 2051 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500		$ 500
Senior Notes Due November 15, 2051 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 500					$ 500
Senior Notes due June 1, 2052 [Member]
Debt Instrument [Line Items]
Interest rate	4.60%		4.60%					4.60%
Senior Notes due June 1, 2052 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400		$ 400
Senior Notes due June 1, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 400					$ 400
Senior Notes due September 15, 2052 [Member]
Debt Instrument [Line Items]
Interest rate	4.95%		4.95%					4.95%
Senior Notes due September 15, 2052 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 900		$ 900
Senior Notes due September 15, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 900		$ 400			$ 500	$ 500
Interest rate					4.95%
Senior Notes due October 1, 2052 [Member]
Debt Instrument [Line Items]
Interest rate	5.35%		5.35%					5.35%
Senior Notes due October 1, 2052 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 300		$ 300
Senior Notes due October 1, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt			$ 300					$ 300
Senior Notes, Series G, due May 1, 2054 [Member]
Debt Instrument [Line Items]
Interest rate	5.49%
Senior Notes, Series G, due May 1, 2054 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 50	$ 50
Interest rate		5.49%
Senior Notes due June 15, 2054 [Member]
Debt Instrument [Line Items]
Interest rate	5.55%
Senior Notes due June 15, 2054 [Member] | U.S. Dollar-Denominated Fixed Rate Senior Secured Notes [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 750
Interest rate	5.55%
Term Loan Credit Agreement due August 30, 2023 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt								$ 100